INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Property, plant and equipment	$ 23	$ 25
Goodwill and intangible assets	1,133	1,414
Equity method investments (including foreign currency translation adjustments)	503	239
Derivative financial instruments	332	156
Other liabilities	2,650	1,709
Benefit plans	483	554
Net operating loss, and other carryforwards	874	357
Other	325	361
Gross deferred tax assets	6,323	4,815
Valuation allowances	(485)	(396)
Total deferred tax assets	5,838	4,419
Deferred tax liabilities:
Property, Plant and Equipment	(777)	(748)
Goodwill and Intangible Assets	(1,750)	(1,917)
Equity Method Investments (including net foreign currency translation adjustments)	(1,649)	(1,633)
Derivative financial instruments	(877)	(282)
Other liabilities	(443)	(330)
Benefit plans	(441)	(428)
Other	(1,051)	(159)
Total Deferred Tax Liabilities	(6,988)	(5,497)
Net Deferred Tax Assets (Liabilities)	$ (1,150)	$ (1,078)